Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Deferred Tax Assets	The Company’s net deferred tax assets are as follows:
	December 31, 2023	December 31, 2022
Deferred tax asset
Organizational costs/Start-up costs	748,482	334,531
Total deferred tax asset	748,482	334,531
Deferred tax liability
Unrealized gain/loss	—	(18,790)
Valuation allowance	(748,482)	(334,531)
Deferred tax asset (liability), net of allowance	$—	$(18,790)

Schedule of Income Tax Provision	The income tax provision consists of the following:
	December 31, 2023	December 31, 2022
Federal
Current	$177,066	$138,094
Deferred	(322,849)	(86,506)
State
Current	38,315	28,540
Deferred	(109,934)	(30,765)
Change in valuation allowance	413,993	136,060
Income tax provision	$196,591	$185,423

Schedule of Effective Tax Rate	Reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:
	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.34%	4.30%
Prior year true-up	0.25%	(5.23)%
Change in valuation allowance	(48.74)%	55.41%
Income tax provision	(23.15)%	75.48%